Equity - Other Equity Instruments (Details) - EUR (€) € in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Telefonica Europe, B.V.
Equity Instruments [Roll Forward]
Amount repurchased	€ (362)	€ (145)	€ (242)	€ (1,000)
Retained earnings
Equity Instruments [Roll Forward]
Payments on undated deeply subordinated securities					€ 239	€ 201	€ 263
Term debt | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				7,550	7,550
Carrying value of deeply subordinated securities, ending balance	7,550				7,550	7,550
Exercisable from issuer in 2031 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				0	0
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 750				€ 750	0
Exercisable from issuer in 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	6.75%				6.75%
Exercisable from issuer in 2030 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				0	€ 0
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 1,000				€ 1,000	0
Exercisable from issuer in 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	6.135%				6.135%
Exercisable from issuer in 2028, issued 11/23/2022 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				750	€ 750
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 750				€ 750	750
Exercisable from issuer in 2028, issued 11/23/2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	7.125%				7.125%
Exercisable from issuer in 2028 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				750	€ 750
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 750				€ 750	750
Exercisable from issuer in 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.88%				2.88%
Exercisable from issuer in 2029 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				1,000	€ 1,000
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 1,000				€ 1,000	1,000
Exercisable from issuer in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.376%				2.376%
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				500	€ 500
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 500				€ 500	500
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.502%				2.502%
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				500	€ 500
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 500				€ 500	500
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.875%				2.875%
Exercisable from issuer in 2025 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				1,300	€ 1,300
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 1,300				€ 1,300	1,300
Exercisable from issuer in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	4.375%				4.375%
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				750	€ 750
Tender Offer					750
Amount repurchased					(388)
Redemption					(362)
Carrying value of deeply subordinated securities, ending balance	€ 0				€ 0	750
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	3.00%				3.00%
Exercisable from issuer in 2026, issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				1,000	€ 1,000
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 1,000				€ 1,000	1,000
Exercisable from issuer in 2026, issued 03/22/18 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	3.875%				3.875%
Exercisable from issuer in 2024 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				1,000	€ 1,000
Tender Offer					1,000
Amount repurchased					(855)
Redemption					(145)
Carrying value of deeply subordinated securities, ending balance	€ 0				€ 0	€ 1,000
Exercisable from issuer in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	5.875%				5.875%
Subordinated securities, issued January 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				1,000
Subordinated securities, issued September 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				€ 750